Other Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	R$ 1,012,647		R$ 1,446,216
Other accounts payable, current	788,232		1,199,195
Other accounts payable	224,415		247,021
Percentage of written off assets of Small Generation		50.00%
Generation Deviation Wind Projects [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	612,111		498,666
Public Lighting Rate Collected [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	76,373		75,288
Payments Returns To Consumers [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	69,895		149,432
Aneel Order Provision [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	51,500		46,690
Financial Offset For Use Of Water Resources [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	32,664		32,103
Pledges In Guarantee [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	31,811		35,145
Fair value hedge [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	23,535		0
Disposal of investments advance payment [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	22,500		45,000
Judicial settlement [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	0		444,409
Other Liabilities Other Accounts Payable [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	R$ 92,258		R$ 119,483